Employee Benefit Plans (Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	$ 8,023	$ 7,531	$ 5,985
Defined Benefit Plan, Interest Cost	4,072	4,072	3,916
Defined Benefit Plan, Expected Return on Plan Assets	(3,734)	(3,066)	(2,937)
Defined Benefit Plan, Amortization of Gains (Losses)	3,270	3,439	980
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	373	376	399
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements	0	841	0
Defined Benefit Plan, Net Periodic Benefit Cost, Total	12,004	13,193	8,343
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(11,250)	10,888	18,561
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(3,270)	(3,439)	(980)
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax	(373)	(376)	(399)
Other Comprehensive Income (Loss), Finalization of Pension and Other Postretirement Benefit Plan Valuation, before Tax	0	(841)	0
Other Comprehensive Income Defined Benefit Plan Net Foreign Exchange Translations And Other Adjustments	(439)	219	(196)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(15,332)	6,451	16,986
Defined Benefit Plan Net Periodic Benefit Cost And Other Comprehensive Income Defined Benefit Plans Adjustment Before Tax Period Increase Decrease	(3,328)	19,644	25,329
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	1,881	1,641	1,116
Defined Benefit Plan, Interest Cost	1,353	1,246	1,035
Defined Benefit Plan, Expected Return on Plan Assets	0	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	868	743	353
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost, Total	4,102	3,630	2,504
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(5,949)	2,341	8,348
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(868)	(743)	(353)
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax	0	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Other Postretirement Benefit Plan Valuation, before Tax	0	0	0
Other Comprehensive Income Defined Benefit Plan Net Foreign Exchange Translations And Other Adjustments	0	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(6,817)	1,598	7,995
Defined Benefit Plan Net Periodic Benefit Cost And Other Comprehensive Income Defined Benefit Plans Adjustment Before Tax Period Increase Decrease	$ (2,715)	$ 5,228	$ 10,499